Note 4 - Other Operating Expenses - Other Expenses (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Statement Line Items [Line Items]
Hosting		$ 5,032	$ 4,526
Audit, legal and other advisory services	[1]	3,237	4,491
Software license fees		1,467	964
Rent and other office expenses		1,226	1,891
Travel		870	572
Other expenses		1,589	1,490
Total other operating expenses		$ 13,422	$ 13,933

[1]	Amount in 2020 includes US$3.5 million related to actions taken following a short seller report.